Investment Strategy - Defender Risk Adaptive 500 ETF	Apr. 07, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing in U.S. large cap equities, primarily through ETFs that provide exposure to the broad U.S. large-cap equity market, with an actively managed risk overlay. The risk overlay involves a proprietary technical analysis model that is employed by Tamarisk Capital Management LLC (“Tamarisk”), a sub-advisor to the Fund, as a means for determining the optimal market exposure at a given point in time. The technical analysis model considers a number of quantitative measures of market breadth to determine market risk. This may include, but is not limited to, New York Stock Exchange (NYSE) all-issues advance-decline line, NYSE common stocks only advance-decline line, the percentage of NYSE securities above their 200-, 150-, and 50-day moving averages, the percentage of NYSE securities at 52-week price highs and lows. The NYSE all-issue advance-decline line is a key indicator used to assess market breadth and sentiment. It is calculated by subtracting the number of declining issues from the number of advancing issues that trade at the NYSE and adding this to the previous day's total. The NYSE common stocks only advance-decline line is a key indicator used to assess market breadth and sentiment. It is calculated by subtracting the number of declining common stocks from the number of advancing common stocks that trade at the NYSE and adding this to the previous day's total. Unlike the all-issue advance- decline line, the common stocks only looks at operating company issues, not preferred stocks, closed end funds and other issues that trade on the NYSE.
The portfolio manager(s) will increase the Fund’s exposure to equities when the model indicates favorable equity market environments. The portfolio managers will decrease the Fund’s exposure to equities when the model indicates elevated levels of market risk. As a result, from time to time the Fund may be fully invested in ETFs composed entirely of U.S. Treasury securities and high-grade short term fixed income instruments. In certain cases where the model deems the market to be favorable the Fund may invest a portion of assets in ETFs that have increased equity market exposure through leverage. Tamarisk and Penserra Capital Management (“Penserra”) (together, the “Sub-Advisors”) select the securities for the Fund.